Average Annual Total Returns (Invesco Mid Cap Basic Value Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Institutional Class, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Institutional Class : Inception (04/30/04)	[1]
Label	Return Before Taxes
1 Year	19.63%
5 Years	5.35%
Since Inception	7.37%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions | Institutional Class, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Institutional Class : Inception (04/30/04)	[1]
Label	Return After Taxes on Distributions
1 Year	19.63%
5 Years	4.17%
Since Inception	6.70%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Institutional Class : Inception (04/30/04)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	12.76%
5 Years	4.30%
Since Inception	6.31%
Inception Date	Apr. 30, 2004
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index: Inception (12/31/01)
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.01%
Inception Date	Dec. 31, 2001
Russell Midcap Value Index
Average Annual Total Returns
Label	Russell Midcap® Value Index : Inception (12/31/01)
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	24.75%
5 Years	4.08%
Since Inception	8.73%
Inception Date	Dec. 31, 2001
Lipper Mid-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Mid-Cap Value Funds Index: Inception (12/31/01)
1 Year	21.64%
5 Years	4.19%
Since Inception	7.36%
Inception Date	Dec. 31, 2001

[1]	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is December 31, 2001.